Expenses - Additional Information (Detail) R$ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 BRL (R$)	Dec. 31, 2016 BRL (R$)	Dec. 31, 2015 BRL (R$)	Dec. 31, 2017 BRL (R$)	Jun. 30, 2016 BRL (R$)
Disclosure of expenses [abstract]
Impact of tax incentives net of non-recoverable ICMS	$ 34,113	R$ 112,844	R$ 133,701	R$ 117,052
Tax credits	$ 3,194				R$ 10,118	R$ 5,500